New England Life Insurance Company
One Financial Center, 21/st/ Floor
Boston, MA 02111

May 2, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: New England Life Insurance Company
    New England Variable Annuity Separate Account
    American Growth Series
    File Nos. 033-85442/811-08828
    Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus, Prospectus Supplement and Statement of Additional Information ("SAI"), each dated April 29, 2019, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Prospectus Supplement and SAI contained in Post-Effective Amendment No. 32 for the Account filed electronically with the Commission on April 26, 2019.

If you have any questions, please contact me at (980) 949-5116.

Sincerely,

/s/ Matthew Ravech
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Matthew Ravech
Assistant General Counsel
New England Life Insurance Company